united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2728 19th Place South, Homewood, AL 35209

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

August 31, 2025

MONTEAGLE SELECT VALUE FUND – INSTITUTIONAL CLASS

MVEIX

This annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Select Value Fund - Institutional Class	$149	1.45%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ending August 31, 2025 due to strong equity performance and stock selection within the Fund. As growth stocks outperformed value, returns were below the S&P 500’s return of 15.88%, yet still returned 6.17% during the fiscal year. However, this return was slightly higher than the S&P 500 Value Index (SVX) return of 6.07%.

Strategy

The Fund’s investment goal is long-term capital appreciation. The Fund uses a “value investing” style by investing at least 80 percent of its assets in common stock of domestic companies believed to be underpriced while utilizing a reversion-to-the-mean strategy. The adviser will generally hold between 20 and 60 equities and diversify its holdings across numerous industries. Value stocks are broadly defined as equities which have a price-to-earnings ratio and a price-to-book ratio less than the relative market average, a higher dividend yield and a beta of less than 1.0.

Techniques

The Fund concentrates on equities contained in the S&P 500. The Fund’s adviser will use a predominate strategy of reversion-to-the-mean with a value tilt. More specifically, stocks whose one-year returns are in the bottom quartile of the index are targeted for purchase in anticipation of a reversal and subsequent appreciation in price, given favorable valuations and favorable forward-looking metrics. Some of the specific traditional value metrics that are used to determine relative value are Forward P/E Ratios, Price to Book Ratios and Price to Sales Ratios. Forward P/E ratios are utilized over traditional P/E ratios to avoid “value traps,” where the price may appear attractive at current earnings, but potentially overvalued when factoring in future earnings. Given current elevated interest rates, companies with lower levels of leverage are prioritized. Metrics used for this analysis include ratios such as Return on Equity, Debt to Equity and Free Cash Flow. When choosing specific stocks, the various metrics used for selection are compared against other companies within the same sector in effort to seek the best relative value within each sector. The overall sector allocation considers the S&P 500’s sector allocation weighting to reduce return volatility relative to the index, but can deviate based on stocks available for purchase. The strategy focuses on stock selection to drive returns compared to sector rotation or market timing. It is anticipated that the Fund may hold higher levels of cash during periods of market uncertainty. This strategy is executed with a long-term outlook and will have periods of under-performance and out-performance versus its Index.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	6.17%	14.75%	8.57%	$113,791
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$17,529,150	42	54%	$82,448

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard top ten holdings

(% of Net Assets)

1.	Federated Hermes Government Obligations Fund - Institutional Class	13.95%
2.	DuPont de Nemours, Inc.	3.55%
3.	United Rentals, Inc.	3.55%
4.	Delta Air Lines, Inc.	3.52%
5.	Caterpillar, Inc.	3.35%
6.	Monolithic Power Systems, Inc.	3.24%
7.	Leidos Holdings, Inc.	3.10%
8.	Nasdaq, Inc.	3.08%
9.	BorgWarner, Inc.	2.89%
10.	AES Corp.	2.83%
	Total % of Net Assets	43.06%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2025

MONTEAGLE OPPORTUNITY EQUITY FUND – INVESTOR CLASS

HEQFX

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Investor Class	$188	1.81%

managment’s discussion of fund performance

Performance

In the most recent three months ending August 31st, 2025, The Monteagle Opportunity Equity Fund – Investor Class returned 9.92% compared to 9.62% for the S&P 500 and 8.83% for the S&P Mid 400. Given that the Fund relies largely on security selection and not taking on large sector bets relative to the S&P 400 Mid Cap index, it's no surprise that outperformance relative to the S&P 400 was driven by selection. The largest positive contributors for the quarter and their respective contributions were Visteon Corp. (+0.30%), Sterling Infrastructure (+0.30%), and Incyte Corp. (+0.29) while the largest detractors and their respective affects were Molina Healthcare Inc. (-0.30%), Check Point Software (-0.22%), and LKQ Corp. (-0.22%).

Year to date through August 31st, The Monteagle Opportunity Equity Fund – Investor Class returned 8.09% compared to 10.78% for the S&P 500 and 5.27% for the S&P 400. The Fund has participated less in the downside relative to most Small and Mid-cap focused funds due to its high-quality selection process. Take the “tariff tantrum” period for example. From April 2, 2025 to April 8, 2025, the Fund returned -12.93% while the S&P 500 returned -12.12% and the S&P Mid 400 returned -14.10%. After bottoming on the 8th of April, the S&P 500 index rallied 30.31% through August 31, and the S&P Mid 400 index rallied 27.78%, while the Fund gained 25.97%. On a one-year lookback the Fund returned 7.43% against a 15.88% gain for the S&P 500 and a 6.84% gain for the S&P Mid 400. We continue to believe in our process through market cycles and believe the Fund is well positioned for the current level of uncertainty in markets.

Investment Strategy

The Monteagle Opportunity Equity Fund employs a mid-cap blend investment strategy with a goal of long-term capital appreciation. The portfolio investments are selected using a high-quality screen on domestically traded mid-cap and small-cap company fundamentals such as earnings stability and debt management. Additional considerations of companies ultimately selected include valuation, free cash flow yield, return on equity and leverage, denoted by debt-to-equity. All companies passing the first high-quality screen are compared to industry peers and the highest-quality companies are collectively chosen for portfolio inclusion. The portfolio is designed to approximately follow its benchmark sector weightings in the allocation process, but often takes active positions when warranted by market valuations and economic conditions. Most benefits for investors can be attributed to the active selection process used by the portfolio managers.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	7.43%	11.64%	9.06%	$119,055
S&P 500 Index	15.88%	14.75%	14.60%	$195,242

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,766,237	119	69%	$39,257

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Brady Corp. Class A	1.29%
2.	C.H. Robinson Worldwide, Inc.	1.26%
3.	Mueller Industries, Inc.	1.26%
4.	REV Group, Inc.	1.25%
5.	NextTracker, Inc. Class A	1.23%
6.	Landstar System, Inc.	1.21%
7.	Fluor Corp.	1.21%
8.	Matson, Inc.	1.20%
9.	A.O. Smith Corp.	1.19%
10.	Signet Jewelers Ltd.	1.13%
	Total % of Net Assets	12.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2025

MONTEAGLE OPPORTUNITY EQUITY FUND – INSTITUTIONAL CLASS

HEQCX

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Institutional Class	$136	1.31%

managment’s discussion of fund performance

Performance

In the most recent three months ending August 31st, 2025, The Monteagle Opportunity Equity Fund – Institutional Class returned 10.19% compared to 9.62% for the S&P 500 and 8.83% for the S&P Mid 400. Given that the Fund relies largely on security selection and not taking on large sector bets relative to the S&P 400 Mid Cap index, it's no surprise that outperformance relative to the S&P 400 was driven by selection. The largest positive contributors for the quarter and their respective contributions were Visteon Corp. (+0.30%), Sterling Infrastructure (+0.30%), and Incyte Corp. (+0.29) while the largest detractors and their respective affects were Molina Healthcare Inc. (-0.30%), Check Point Software (-0.22%), and LKQ Corp. (-0.22%).

Year to date through August 31st, The Monteagle Opportunity Equity Fund – Institutional Class returned 8.52% compared to 10.78% for the S&P 500 and 5.27% for the S&P 400. The Fund has participated less in the downside relative to most Small and Mid-cap focused funds due to its high-quality selection process. Take the “tariff tantrum” period for example. From April 2, 2025 to April 8, 2025, the Fund returned -12.81% while the S&P 500 returned -12.12% and the S&P Mid 400 returned -14.10%. After bottoming on the 8th of April, the S&P 500 index rallied 30.31% through August 31, and the S&P Mid 400 index rallied 27.78%, while the Fund gained 26.13%. On a one-year lookback the Fund returned 8.06% against a 15.88% gain for the S&P 500 and a 6.84% gain for the S&P Mid 400. We continue to believe in our process through market cycles and believe the Fund is well positioned for the current level of uncertainty in markets.

Investment Strategy

The Monteagle Opportunity Equity Fund employs a mid-cap blend investment strategy with a goal of long-term capital appreciation. The portfolio investments are selected using a high-quality screen on domestically traded mid-cap and small-cap company fundamentals such as earnings stability and debt management. Additional considerations of companies ultimately selected include valuation, free cash flow yield, return on equity and leverage, denoted by debt-to-equity. All companies passing the first high-quality screen are compared to industry peers and the highest-quality companies are collectively chosen for portfolio inclusion. The portfolio is designed to approximately follow its benchmark sector weightings in the allocation process, but often takes active positions when warranted by market valuations and economic conditions. Most benefits for investors can be attributed to the active selection process used by the portfolio managers.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	8.06%	12.17%	9.59%	$124,965
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,766,237	119	69%	$39,257

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Brady Corp. Class A	1.29%
2.	C.H. Robinson Worldwide, Inc.	1.26%
3.	Mueller Industries, Inc.	1.26%
4.	REV Group, Inc.	1.25%
5.	NextTracker, Inc. Class A	1.23%
6.	Landstar System, Inc.	1.21%
7.	Fluor Corp.	1.21%
8.	Matson, Inc.	1.20%
9.	A.O. Smith Corp.	1.19%
10.	Signet Jewelers Ltd.	1.13%
	Total % of Net Assets	12.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2025

MONTEAGLE ENHANCED EQUITY INCOME FUND – INSTITUTIONAL CLASS

EEIFX

This annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Enhanced Equity Income Fund - Institutional Class	$151	1.45%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2025. The 12-month total return was 8.41% for the period vs 7.72% for the respective index. The trailing 12-month period was a volatile one for stocks. After underperforming early in 2025 as the market sold off, the Fund began to pull ahead of its index coming out of the “Liberation Day” announcement. This favorable relative performance was achieved as a result of the Fund renewing its focus on income-producing securities, rebalancing into names less sensitive to tariffs, and writing calls for additional income generation. The return was further buoyed as the Federal Reserve resumed easing monetary policy.

Strategy

The strategy is to maintain long positions in quality equity securities expected to appreciate over the long term. The Fund then writes covered call options above the purchase price in an effort to boost income and total return. The targeted securities typically will not have a beta to the overall market that will make it too difficult to keep in the portfolio. In the event the security has risen above the strike price on the option contract expiration date, the securities will be called away and the Fund will reinvest proceeds in a prudent manner. The Fund also seeks to capture the dividend income on portfolio securities and factors this into derivative selection.

Techniques

Tactically, the Fund moved towards overweights in the Financial Services, Energy, and Utilities sectors. Financials stand to benefit as the expectation is for the Federal Reserve to continue easing monetary policy heading into 2026 and the overall economy is anticipated to remain resilient. The Energy and Utilities sectors look to be key beneficiaries from the continuing data center build-out for artificial intelligence infrastructure. In addition to those overweights, the Fund moved towards a neutral weighting in the Technology sector through what has proven to be well-timed purchases during the market sell-off following the tariff announcements in the Spring. These tactical weightings combined with a renewed focus on income generation and free cash flow at the security level led the Fund to take on more of a value tilt as the year went on. Still, the Fund aims to be a blend over the long-term. Additionally, the Fund used an allocation to the SPY indexed exchange-traded fund to maintain market exposure, especially during times of funds awaiting reinvestment into the primary portfolio.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Since Inception	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	8.41%	12.61%	$68,114
CBOE S&P 500 BuyWrite Monthly Index	7.72%	10.68%	$65,103
S&P 500 Index	15.88%	21.79%	$83,470

Cumulative Performance Comparison of $50,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,717,226	48	171%	$40,191

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	NVIDIA Corp.	3.42%
2.	Alphabet, Inc.	3.38%
3.	Microsoft Corp.	3.37%
4.	Bank of America Corp.	3.03%
5.	Palo Alto Networks, Inc.	3.02%
6.	Federated Hermes Government Obligations Fund - Institutional Class	3.55%
7.	Amazon.com, Inc.	2.90%
8.	Apple Inc.	2.80%
9.	Linde PLC	2.73%
10.	General Dynamics Corp.	2.68%
	Total % of Net Assets	30.88%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2025

THE TEXAS FUND – INSTITUTIONAL CLASS

BIGTX

This annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

The Texas Fund - Institutional Class	$179	1.69%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2025, in part due to favorable stock market conditions. BIGTX outperformed the S&P 400 Mid Cap Index and S&P 500 Equal Weight Index, with returns of 6.86%, and 9.16%, respectively, compared to the Fund’s 11.44% return, but lagged the S&P 500 Index’s 15.88% return. The positive performance of the Fund was primarily attributable to select outperforming stocks and sector weightings from a tactical allocation strategy. Specifically, the Fund is currently overweight Energy, Consumer Discretionary, and Info Tech, which were top performing sectors within the S&P. The Fund outperforms the Russell 2000 for the rolling one-year, three-year, and five-year period and is top-ranked among peers on a one-year and five-year rolling period.

The Fund’s investment goal is long-term capital appreciation. The Fund invests in a broad market capitalization across the various sectors and sizes of the Texas economy keeping 80% or more of the fund invested in: 1) companies headquartered in Texas, 2) organized under Texas state laws, or 3) derive 50% of revenues or profits or have 50% of their assets in Texas. The adviser limits the pool of stocks considered for purchase to only those equities with market capitalization greater than $500 million. The adviser also limits the amount in any one sector to less than 25% of the overall portfolio of companies.

In selecting stocks, the Fund’s adviser uses a formula ranking stocks in each sector. Company rankings are determined by the Fund’s adviser after analyzing the financials, valuation, and growth prospects in comparison with their peers in the sector. The advisor considers the macro environment as well as sector opportunities to determine how heavily to weight a sector. The overall objective is to hold higher ranked companies for a long-term period to allow the capture of their growth within the Texas economy.

Since there are a number of small and mid-cap companies in Texas, the fund does not target a specific market capitalization but includes a broad range. The Fund also maintains investments across the spectrum of Texas companies from those considered to be value companies to those considered growth companies.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2025)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	11.44%	13.65%	7.79%	$105,913
S&P 500 Index	15.88%	14.75%	14.60%	$195,236

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$15,266,157	89	59%	$50,990

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Exxon Mobil Corp.	3.10%
2.	Tesla, Inc.	3.04%
3.	Home Depot, Inc.	3.02%
4.	Chevron Corp.	3.00%
5.	AT&T, Inc.	2.99%
6.	Amazon.com, Inc.	2.97%
7.	Caterpillar Inc.	2.95%
8.	Toyota Motor Corp. ADR	2.95%
9.	The Charles Schwab Corp.	2.82%
10.	Federated Hermes Government Obligations Fund - Institutional Class	2.67%
	Total % of Net Assets	29.51%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ITEM 2. CODE OF ETHICS.

a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Larry J. Anderson. Mr. Anderson is “independent” for purposes of this item.

ITEM 4. PRINICPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $50,000 and $46,000 with respect to the registrant’s fiscal years ended August 31, 2025 and 2024, respectively.

b)	Audit-Related Fees. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $1,500 and $1,500 with respect to the registrant’s fiscal years ended August 31, 2025 and 2024, respectively. The services comprising these fees are for consents and review of the registrant’s dividend calculations.

c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $16,000 and $16,000 with respect to the registrant’s fiscal years ended August 31, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2024, respectively. The services comprising these fees were for the review of the Funds’ semi annual financial report.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of regulation S-X.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2024, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser or sub-advisers.

(h)	The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in annual report to shareholders filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT COMPANIES.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Annual Financial Statements
August 31, 2025

MONTEAGLE FUNDS

	Monteagle Select Value Fund
	Schedule of Investments
	August 31, 2025

Shares		Fair Value

COMMON STOCKS - 84.88%

Automobiles & Components - 2.89%
11,847	BorgWarner, Inc.	$ 506,578

Banks - 0.72%
2,600	U.S. Bancorp	126,958

Capital Goods - 6.89%
1,400	Caterpillar, Inc.	586,656
650	United Rentals, Inc.	621,621
		1,208,277
Chemicals - 3.55%
8,100	DuPont de Nemours, Inc.	623,052

Commercial & Professional Services - 3.10%
3,000	Leidos Holdings, Inc.	542,760

Consumer Durables & Apparel - 4.30%
2,400	D.R. Horton, Inc.	406,752
2,900	Deckers Outdoor Corp. *	346,927
		753,679
Consumer Services - 1.30%
5,400	Chipotle Mexican Grill, Inc. *	227,556

Containers & Packaging - 1.23%
4,100	Ball Corp.	215,824

Diversified Financials - 3.32%
230	MarketAxess Holdings, Inc.	42,283
5,700	Nasdaq, Inc.	540,018
		582,301
Financial Services - 2.44%
3,980	T Rowe Price Group, Inc.	428,328

Food, Beverage & Tobacco - 7.20%
6,556	Archer-Daniels Midland Co.	410,668
3,584	J.M. Smucker Co.	396,068
7,900	Lamb Weston Holdings, Inc.	454,487
		1,261,223
Healthcare Equipment & Services - 6.03%
3,800	Baxter International, Inc.	93,822
6,840	Centene Corp. *	198,634
930	Elevance Health, Inc.	296,344
700	Humana, Inc.	212,562

2,020	Teleflex, Inc.	255,348
		1,056,710

Integrated Oil & Gas - 2.40%
8,830	Occidental Petroleum Corp.	$ 420,396

Media & Entertainment - 1.94%
12,680	Interpublic Group of Cos., Inc.	340,331

Oil & Gas Refining & Marketing - 2.82%
3,250	Valero Energy Corp.	494,032

Oil, Gas & Consumable Fuels - 1.80%
13,612	APA Corp.	316,071

Pharmaceuticals, Biotechnology & Life Science - 1.61%
485	Regeneron Pharmaceuticals, Inc.	281,639

Retailing - 1.75%
9,391	LKQ Corp.	306,334

Semiconductors & Semiconductor Equipment - 8.96%
3,400	Micron Technology, Inc.	404,634
680	Monolithic Power Systems, Inc.	568,317
5,550	ON Semiconductor Corp. *	275,224
4,296	Skyworks Solutions, Inc.	321,942
		1,570,117
Software & Services - 3.57%
3,220	Akamai Technologies, Inc. *	254,799
2,103	EPAM Systems, Inc. *	370,885
		625,684
Technology Hardware & Equipment - 3.91%
5,800	Cisco Systems, Inc.	400,722
900	Zebra Technologies Corp. Class A *	285,381
		686,103
Transportation - 5.70%
10,000	Delta Air Lines, Inc.	617,800
1,650	FedEx Corp.	381,266
		999,066
Utilities - 7.45%
36,600	AES Corp.	495,564
5,900	Eversource Energy	378,013
6,000	NextEra Energy, Inc.	432,300
		1,305,877

TOTAL FOR COMMON STOCKS (Cost $14,404,644) - 84.88%		14,878,896

REAL ESTATE INVESTMENT TRUSTS - 1.13%
2,000	Crown Castle International Corp.	$ 198,280

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $376,340) - 1.13%		198,280

MONEY MARKET FUND - 13.95%
2,445,136	Federated Hermes Government Obligations Fund - Institutional Class, 4.17% **	2,445,136

TOTAL FOR MONEY MARKET FUND (Cost $2,445,136) - 13.95%	2,445,136

TOTAL INVESTMENTS (Cost $17,226,120) - 99.96%	17,522,312

OTHER ASSETS LESS LIABILITIES - 0.04%	6,838

NET ASSETS - 100.00%	$ 17,529,150

* Non-Income producing.
** 7-day yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	August 31, 2025

Shares		Fair Value

COMMON STOCKS - 94.06%

Agricultural Products-Livestock & Animal Specialties - 1.01%
1,379	Cal-Maine Foods, Inc.	$ 159,468

Arrangement of Transportation of Freight & Cargo - 1.26%
1,544	C.H. Robinson Worldwide, Inc.	198,713

Automobiles & Components - 1.06%
1,342	Visteon Corp.	166,354

Banks - 4.38%
2,633	Bank OZK	138,154
1,040	Cullen/Frost Bankers, Inc.	134,191
3,049	Fifth Third Bancorp.	139,553
676	PNC Financial Services Group, Inc.	140,229
2,824	U.S. Bancorp.	137,896
		690,023
Capital Goods - 10.67%
2,626	A.O. Smith Corp.	187,208
250	EMCOR Group, Inc.	155,000
4,633	Fluor Corp. *	190,046
3,151	Fortive Corp.	150,807
1,760	Graco, Inc.	150,286
351	Hubbell, Inc.	151,277
2,038	Masco Corp.	149,569
2,873	Nextracker, Inc. Class A *	193,238
3,692	REV Group, Inc.	196,451
1,945	Toro Co.	157,662
		1,681,544
Chemicals - 1.61%
1,820	Eastman Chemical Co.	128,019
5,811	Torm PLC Class A	126,389
		254,408
Commercial & Professional Services - 3.86%
3,174	Copart, Inc. *	154,923
849	Leidos Holdings, Inc.	153,601
560	Verisk Analytics, Inc.	150,147
815	Waste Connections, Inc.	150,620
		609,291
Consumer Discretionary Distribution & Retail - 3.72%
1,727	Abercrombie & Fitch Co. *	161,526
4,577	Coupang, Inc. Class A	130,811
5,247	JD.Com, Inc. ADR	163,024
893	Ross Stores, Inc.	131,414

		586,775
Consumer Durables & Apparel - 4.51%
1,666	Acushnet Holdings Corp.	$ 127,699
1,237	Deckers Outdoor Corp. *	147,982
559	Garmin Ltd.	135,177
1,013	PulteGroup, Inc.	133,736
4,744	Yeti Holdings, Inc. *	166,799
		711,393
Consumer Services - 1.66%
3,053	Chipotle Mexican Grill, Inc. *	128,653
2,966	Yum China Holdings, Inc. (China)	132,640
		261,293
Consumer Staples Distribution & Retail - 0.74%
825	Sprouts Farmers Market, Inc. *	115,946

Containers & Packaging - 0.75%
693	Avery Dennison Corp.	118,953

Crude Petroleum & Natural Gas - 0.81%
3,033	Ovintiv, Inc.	127,750

Diversified Financials - 0.79%
530	Cboe Global Markets, Inc.	125,054

Electric Services - 0.84%
2,219	Black Hills Corp.	132,718

Electric Utilities - 1.91%
2,995	OGE Energy Corp.	133,757
1,995	Otter Tail Corp.	167,560
		301,317
Electromedical & Electrotherapeutic Apparatus - 0.91%
9,632	InMode Ltd. *	143,902

Energy Equipment & Services - 1.43%
3,901	Archrock, Inc.	96,589
3,505	Schlumberger NV	129,124
		225,713
Financial Services - 5.68%
1,962	Interactive Brokers Group, Inc. Class A	122,115
2,298	Moelis & Co. Class A	165,709
2,374	Paypal Holdings, Inc. *	166,631
1,542	T. Rowe Price Group, Inc.	165,950
2,086	The Carlyle Group, Inc.	134,672
3,107	Toast, Inc. Class A	140,126
		895,203
Fire, Marine & Casualty Insurance - 2.10%
1,699	Axis Capital Holdings Ltd.	167,487
673	Renaissancere Holdings Ltd.	163,532
		331,019
Food, Beverage & Tobacco - 2.53%
1,204	Ingredion, Inc.	155,966
2,355	Molson Coors Beverage Co. Class B	118,904
1,249	Turning Point Brands, Inc. Class A	124,276
		399,146
Health Care Equipment & Services - 4.64%

438	Elevance Health, Inc.	$ 139,569
172	Idexx Laboratories, Inc. *	111,299
382	Resmed, Inc.	104,863
452	The Cigna Group	135,993
748	Universal Health Services, Inc. Class B	135,822
384	Veeva Systems, Inc. Class A *	103,373
		730,919
Hotels, Restaurants & Leisure - 0.87%
635	Expedia Group, Inc. Class A	136,398

Household & Personal Products - 0.79%
1,083	Interparfums, Inc.	124,480

Insurance - 2.09%
1,243	The Hartford Financial Services Group, Inc.	164,461
610	The Travelers Cos., Inc.	165,621
		330,082
Investment Advice - 0.88%
432	Evercore, Inc. Class A	138,910

Media & Entertainment - 0.67%
2,494	Everquote, Inc. Class A *	57,986
1,412	Warner Music Group Corp. Class A	47,090
		105,076
Metals & Mining - 2.68%
932	Agnico Eagle Mines Ltd. (Canada)	134,366
728	Royal Gold, Inc.	130,734
4,720	Worthington Steel, Inc.	157,176
		422,276
Miscellaneous Manufacturing Industries - 1.29%
2,608	Brady Corp. Class A	203,633

Natural Gas Distribution - 0.86%
1,568	National Fuel Gas Co.	136,008

Oil, Gas & Consumable Fuels - 1.58%
4,900	Equinor ASA ADR	120,589
8,948	Permian Resources Corp. Class A	127,867
		248,456
Operative Builders - 0.26%
530	Meritage Homes Corp.	41,176

Pharmaceuticals, Biotechnology & Life Science - 1.71%
4,734	Alkermes PLC *	137,144
436	United Therapeutics Corp. *	132,875
		270,019
Radio Telephone Communications - 0.29%
2,761	TELUS Corp.	45,529

Real Estate - 0.77%
2,132	Innovative Industrial Properties, Inc.	120,799

Real Estate Management & Development - 0.91%
472	Jones Lang Lasalle, Inc. *	$ 144,229

Retail-Eating Places - 1.04%

789	Darden Restaurants, Inc.	163,276

Retail-Jewelry Stores - 1.13%
2,017	Signet Jewelers Ltd. (Bermuda)	177,597

Retailing - 0.77%
644	Williams-Sonoma, Inc.	121,194

Rolling Drawing & Extruding Of Nonferrous Metals - 1.26%
2,065	Mueller Industries, Inc.	198,116

Semiconductors & Semiconductor Equipment - 2.54%
671	Cirrus Logic, Inc. *	76,621
2,094	Enphase Energy, Inc.	78,944
1,525	On Semiconductor Corp. *	75,625
686	Teradyne, Inc.	81,113
1,508	Tower Semiconductor Ltd. (Israel) *	88,701
		401,004
Software & Services - 7.33%
5,515	A10 Networks, Inc.	97,671
868	Amdocs Ltd.	74,275
1,327	Docusign, Inc. *	101,728
1,275	Dolby Laboratories, Inc. Class A	91,392
972	Fortinet, Inc. *	76,564
682	Nice Ltd. *	96,401
6,769	OneSpan, Inc.	102,381
15,159	PagSeguro Digital Ltd. Class A (Brazil)	135,825
1,161	Procore Technologies, Inc. *	80,701
11,269	Sprinklr, Inc. Class A *	97,364
4,599	The Hackett Group, Inc.	95,751
1,303	Zoom Video Communications, Inc. Class A *	106,090
		1,156,143
Surgical & Medical Instruments & Apparatus - 0.88%
1,099	TeleFlex, Inc.	138,925

Technology Hardware & Equipment - 2.35%
411	Celestica, Inc. *	80,042
2,261	CTS Corp.	96,070
22,350	Nokia Corp.	96,105
718	Plexus Corp. *	98,373
		370,590
Transportation - 3.39%
1,812	Matson, Inc.	188,539
2,028	Canadian Pacific Kansas City Ltd. (Canada)	154,513
1,443	Landstar System, Inc.	190,952
		534,004
Utilities - 0.85%
1,799	American States Water Co.	134,079

TOTAL FOR COMMON STOCKS (Cost $13,673,242) - 94.06%		14,828,901

REAL ESTATE INVESTMENT TRUSTS - 5.35%
3,532	CubeSmart	$ 144,529
3,005	Gaming & Leisure Properties, Inc.	144,270
3,608	Kilroy Realty Corp.	150,057
789	Mid-America Apartment Communities, Inc.	115,052

3,391	NNN Reit, Inc.	145,508
2,153	W.P. Carey, Inc.	144,466

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $786,772) - 5.35%		843,882

MONEY MARKET FUND - 0.68%
107,552	Federated Hermes Government Obligations Fund - Institutional Class, 4.17% **	$ 107,552

TOTAL FOR MONEY MARKET FUND (Cost $107,552) - 0.68%		107,552

TOTAL INVESTMENTS (Cost $14,567,566) - 100.09%		15,780,335

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%		(14,098)

NET ASSETS - 100.00%		$ 15,766,237

* Non-Income producing.
** 7-day yield as of August 31, 2025.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

	Monteagle Enhanced Equity Income Fund
	Schedule of Investments
	August 31, 2025

Shares		Fair Value

COMMON STOCKS - 85.87%

Banks - 7.93%
9,410	Bank of America Corp.	$ 477,463
6,750	Fifth Third Bancorp.	308,948
1,000	JPMorgan Chase & Co.	301,420
		1,087,831
Capital Goods - 3.08%
1,300	General Dynamics Corp. ●	421,941

Computer Peripheral Equipment - 3.47%
2,500	Palo Alto Networks, Inc. *●	476,300

Consumer Discretionary Distribution & Retail - 3.34%
2,000	Amazon.com, Inc. *	458,000

Consumer Durables & Apparel - 2.43%
1,650	Lululemon Athletica, Inc. *	333,630

Consumer Staples Distribution & Retail - 2.06%
300	Costco Wholesale Corp.	282,996

Data & Transaction Processing- 2.52%
2,500	Fiserv, Inc. *●	345,450

Energy Equipment & Services - 1.88%
7,000	Schlumberger NV	257,880

Financial Services - 2.86%
2,100	Apollo Global Management, Inc. ●	286,083
400	CME Group, Inc. Class A	106,604
		392,687
Food, Beverage & Tobacco - 2.26%
4,500	The Coca-Cola Co.	310,455

Healthcare Equipment & Services - 4.45%
700	Intuitive Surgical, Inc. *●	331,307
900	UnitedHealth Group, Inc.●	278,883
		610,190
Insurance - 1.98%
2,800	Loews Corp.	271,040

Materials - 3.14%
900	Linde PLC (United Kingdom) (a)●	430,461

Media & Entertainment - 3.88%
2,500	Alphabet, Inc. Class A	532,275

Medical Instruments & Equipment - 2.51%
700	Thermo Fisher Scientific, Inc. (a)●	344,904

Metal & Mining - 1.09%
2,000	Newmont Corp.	$ 148,800

Oil, Gas & Consumable Fuels - 6.65%
8,500	Enterprise Products Partners LP	273,190
2,100	EOG Resources, Inc.	262,122
3,300	Exxon Mobil Corp.	377,157
		912,469
Pharmaceuticals, Biotechnology & Life Sciences - 3.89%
1,750	Merck & Co, Inc.	147,210
2,900	Novo-Nordisk AS ADR	163,734
9,000	Pfizer, Inc.	222,840
		533,784
Retail-Variety Stores - 1.71%
2,437	Target Corp. (a)●	233,903

Semiconductors & Semiconductor Equipment - 7.10%
1,000	Applied Materials, Inc.	160,760
3,097	NVIDIA Corp.	539,435
1,700	Qualcomm, Inc. (a)●	273,241
		973,436
Software & Services - 9.52%
1,500	Accenture PLC Class A	389,955
1,050	Microsoft Corp.	532,025
1,500	Salesforce.com, Inc. ●	384,375
		1,306,355
Technology Hardware & Equipment - 3.22%
1,900	Apple, Inc.	441,066

Transportation - 1.91%
3,000	United Parcel Service Class B (a)●	262,320

Utilities - 2.99%
5,700	NextEra Energy, Inc. (a)●	410,685

TOTAL FOR COMMON STOCKS (Cost $11,813,023) - 85.87%		11,778,858

EXCHANGE TRADED FUND - 2.35%
500	SPDR S&P 500 ETF Trust	322,525

TOTAL FOR EXCHANGE TRADED FUND (Cost $322,122) - 2.35%		322,525

REAL ESTATE INVESTMENT TRUSTS - 1.94%
1,300	SBA Communications Corp.	266,305

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $344,484) - 1.94%		266,305

MONEY MARKET FUND - 4.08%

560,239	Federated Hermes Government Obligations Fund - Institutional Class, 4.17% ** ●	$ 560,239

TOTAL FOR MONEY MARKET FUND (Cost $560,239) - 4.08%		560,239

TOTAL INVESTMENTS (Cost $13,039,868) - 94.24%		12,927,927

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $15,703) - (0.05)%		(7,090)

OTHER ASSETS LESS LIABILITIES - 5.81%		796,389

NET ASSETS - 100.00%		$ 13,717,226

(a) Subject to written option contracts.
* Non-Income producing.
** 7-day yield as of August 31, 2025.
● All or a portion of this security is held as collateral for written options.
Total value of collateral for written options is $4,370,022 representing 31.86% of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Schedule of Written Options
August 31, 2025

WRITTEN OPTIONS - (0.05)%

CALL OPTIONS - (0.05)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Qualcomm, Inc.	Interactive Brokers, LLC	(17)	(289,000)	170.00	9/26/2025	(1,955)
Linde PLC (United Kingdom)	Interactive Brokers, LLC	(9)	(441,000)	490.00	9/19/2025	(2,592)
Target Corp.	Interactive Brokers, LLC	(24)	(276,000)	115.00	9/19/2025	(192)
NextEra Energy, Inc.	Interactive Brokers, LLC	(57)	(470,250)	82.50	9/19/2025	(285)
Thermo Fisher Scientific, Inc.	Interactive Brokers, LLC	(7)	(371,000)	530.00	9/19/2025	(1,316)
United Parcel Service Class B	Interactive Brokers, LLC	(30)	(294,000)	98.00	9/26/2025	(750)
Total Call Options (Premiums Received $15,703) - (0.05)%						(7,090)

TOTAL WRITEN OPTIONS (Premiums Received $15,703) - (0.05)%						$ (7,090)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at August 31, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	The Texas Fund
	Schedule of Investments
	August 31, 2025

Shares		Fair Value

COMMON STOCKS - 97.31%

Automobiles & Components - 5.99%
1,388	Tesla, Inc. *	$ 463,412
2,315	Toyota Motor Corp. ADR	450,430
		913,842
Banks - 3.79%
2,310	International Bancshares Corp.	165,257
1,488	Mr. Cooper Group, Inc. *	280,533
3,260	South Plains Financial, Inc.	132,454
		578,244
Capital Goods - 10.84%
1,075	Caterpillar, Inc.	450,468
228	Comfort Systems USA, Inc.	160,371
11,072	DNOW, Inc. *	177,152
364	IES Holdings, Inc. *	127,149
540	Jacobs Solutions, Inc.	78,964
2,242	Kratos Defense & Security Solutions, Inc. *	147,613
126	Lennox International, Inc.	70,290
444	Powell Industries, Inc	118,175
470	Quanta Services, Inc.	177,641
2,550	Rush Enterprises, Inc. Class A	146,370
		1,654,193
Chemicals - 0.59%
1,031	Westlake Corp.	90,542

Commercial & Professional Services - 2.53%
32	Amentum Holding, Inc. *	798
3,460	CECO Environmental Corp. *	157,741
1,340	Copart, Inc. *	65,405
720	Waste Management, Inc.	163,001
		386,945
Construction & Engineering - 1.14%
1,399	AECOM	174,721

Construction Materials - 3.28%
559	Eagle Materials, Inc.	129,073
2,950	United States Lime & Mineral, Inc.	371,464
		500,537
Consumer Discretionary Distribution & Retail - 3.02%
1,135	Home Depot, Inc.	461,684

Consumer Durables & Apparel - 2.19%
563	D.R. Horton, Inc.	$ 95,417
1,908	Green Brick Partners, Inc. *	133,255

3,800	Legacy Housing Corp. *	106,191
		334,863
Consumer Services - 2.28%
1,567	Brinker International, Inc. *	244,421
1,300	Service Corp. International	103,025
		347,446
Diversified Financials - 5.90%
1,876	Main Street Capital Corp.	124,360
8,435	P10, Inc. Class A	104,088
183	Texas Pacific Land Corp.	170,827
4,490	The Charles Schwab Corp.	430,322
1,189	TPG, Inc. Class A	71,756
		901,353
Energy - 0.90%
2,143	HF Sinclair Corp.	109,036
160	Marathon Petroleum Corp.	28,754
		137,790
Energy Equipment & Services - 0.33%
5,892	Select Water Solutions, Inc. Class A	50,200

Food, Beverage & Tobacco - 0.90%
4,701	Keurig Dr. Pepper, Inc.	136,752

Health Care Equipment & Services - 5.04%
670	Addus HomeCare Corp. *	77,164
2,463	CorVel Corp. *	219,330
595	Integer Holdings Corp. *	64,183
420	McKesson Corp.	288,389
655	Tenet Healthcare Corp. *	120,736
		769,802
Household & Personal Products - 0.80%
948	Kimberly-Clark Corp.	122,425

Insurance - 1.15%
1,250	Globe Life, Inc.	174,938

Integrated Oil & Gas - 3.55%
4,141	Exxon Mobil Corp.	473,275
1,437	Occidental Petroleum Corp.	68,416
		541,691
Machinery-Diversified - 0.42%
1,202	Flowserve Corp.	$ 64,499

Metals & Mining - 0.85%
2,255	Commercial Metals Co.	130,046

Oil & Gas Equipment Services - 0.56%
779	Halliburton Co.	17,707
1,131	Tidewater, Inc. *	68,086
		85,793
Oil & Gas Exploration & Production - 4.23%
3,833	ConocoPhillips	379,352
693	Diamondback Energy, Inc.	103,091
801	EOG Resources, Inc.	99,981
1,867	Range Resources Corp.	63,982
		646,406

Oil & Gas Refining & Marketing - 0.74%
741	Valero Energy Corp.	112,639

Oil & Gas Storage & Transportation - 1.28%
314	Cheniere Energy, Inc.	75,931
2,518	Kinder Morgan, Inc.	67,936
311	Targa Resources Corp.	52,173
		196,040
Oil, Gas & Consumable Fuels - 9.18%
5,275	APA Corp.	122,485
2,851	Chevron Corp.	457,871
643	Chord Energy Corp.	70,659
1,540	Kinetik Holdings, Inc. Class A	64,418
4,339	Magnolia Oil & Gas Corp. Class A	107,954
4,363	Permian Resources Corp. Class A	62,347
760	Phillips 66	101,521
35,934	Uranium Energy Corp. *	384,134
741	Viper Energy, Inc. Class A	29,525
		1,400,914
Real Estate Management & Development - 0.80%
4,430	Forestar Group, Inc.	122,578

Retail & Wholesale-Discretionary - 0.64%
1,826	Academy Sports & Outdoors, Inc.	97,782

Retailing - 4.07%
1,980	Amazon.com, Inc. *	453,420
360	Group 1 Automotive, Inc.	167,321
		620,741
Semiconductors & Semiconductor Equipment - 1.60%
1,205	Texas Instruments, Inc.	$ 243,988

Software & Services - 8.14%
6,425	Alkami Technology, Inc. *	164,480
420	Crowdstrike Holdings, Inc. Class A *	177,954
1,731	Oracle Corp.	391,431
1,640	Q2 Holdings, Inc. *	129,117
8,995	TaskUs, Inc. Class A *	157,592
395	Tyler Technologies, Inc. *	222,338
		1,242,912
Technology Hardware & Equipment - 4.55%
660	Apple, Inc.	153,212
1,370	Dell Technologies, Inc. Class C	167,346
5,325	Flex Ltd.	285,527
3,900	Hewlett Packard Enterprise Co.	88,023
		694,108
Telecommunication Services - 4.17%
1,000	AST SpaceMobile, Inc. Class A *	48,940
15,575	AT&T, Inc.	456,192
3,535	Frontier Communication Parent, Inc. *	131,078
		636,210
Utilities - 1.86%
1,500	Vistra Corp.	283,665

TOTAL FOR COMMON STOCKS (Cost $10,074,410) - 97.31%		14,856,289

WARRANT - 0.05%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $14,331) *	7,669

TOTAL FOR WARRANT (Cost $0) - 0.05%		7,669

MONEY MARKET FUND - 2.67%
407,332	Federated Hermes Government Obligations Fund - Institutional Class, 4.17% **	407,332

TOTAL FOR MONEY MARKET FUND (Cost $407,332) - 2.67%		407,332

TOTAL INVESTMENTS (Cost $10,481,742) - 100.03%		15,271,290

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(5,133)

NET ASSETS - 100.00%		$ 15,266,157

* Non-Income producing.
** 7-day yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Assets and Liabilities
As of August 31, 2025

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Enhanced Equity Income Fund	The Texas Fund
Investment Securities
At Cost	$ 17,226,120	$ 14,567,566	$13,039,868	$10,481,742

At Fair Value	$ 17,522,312	$ 15,780,335	$12,927,927	$15,271,290

Cash	500	-	-	500
Deposits with Broker	-	-	792,611	-
Receivables:
Shareholder Subscriptions	-	126	-	-
Dividends	30,709	14,856	22,056	18,903
Interest Income	-	-	1,731	-
Prepaid Expenses	315	220	283	295
Total Assets	17,553,836	15,795,537	13,744,608	15,290,988

Liabilities:
Options Written at Fair Value	-	-	7,090	-
(Premiums received $15,703)
Payables:
Due to Adviser	7,229	3,043	3,417	4,640
Chief Compliance Officer Fees	2,595	2,413	2,060	2,109
Trustee Fees	4,741	6,676	5,001	4,743
Operating Services Fees	10,121	13,722	8,814	13,339
ICI Membership Fees	-	112	-	-
Shareholder Redemptions	-	3,334	1,000	-
Total Liabilities	24,686	29,300	27,382	24,831
Net Assets	$ 17,529,150	$15,766,237	$13,717,226	$15,266,157

Net Assets Consist of:
Paid In Capital	$ 16,681,412	$13,050,581	$13,770,433	$10,094,402
Distributable Earnings (Accumulated Deficit)	847,738	2,715,656	(53,207)	5,171,755
Net Assets	$ 17,529,150	$15,766,237	$13,717,226	$15,266,157

Institutional Class Shares
Net Assets	$ 17,529,150	$5,465,185	$ 13,717,226	$15,266,157
Shares of beneficial interest outstanding (1)	1,530,037	938,289	1,368,048	952,566
Net asset value, offering and redemption price per share	$ 11.46	$ 5.82	$ 10.03	$ 16.03

Investor Class Shares
Net Assets		$10,301,052
Shares of beneficial interest outstanding (1)		2,026,794
Net asset value, offering and redemption price per share		$ 5.08

(1) Unlimited number of shares of beneficial interest with no par value, authorized.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the year ended August 31, 2025

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $5,079, $1,406, and $0 of foreign tax withheld)	$ 395,906	$ 331,180	$ 211,844	$ 234,074
Broker Interest Income	-	-	25,886	-
Total Investment Income	395,906	331,180	237,730	234,074

Expenses:
Advisory Fees	82,448	39,257	40,191	50,990
Chief Compliance Officer Fees	30,877	29,813	26,508	27,635
Trustee Fees	9,752	11,438	9,662	9,760
Operating Services Fees:
Institutional Class	115,427	45,402	103,780	152,490
Investor Class		130,359
ICI Membership Fees	1,231	1,599	848	1,095
Total Expenses	239,735	257,868	180,989	241,970

Net Investment Income (Loss)	156,171	73,312	56,741	(7,896)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net Realized Gain from Investments	518,907	1,484,702	800,635	627,585
Net Realized Gain from Written Options	-	-	365,705	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	311,819	(435,609)	(185,280)	876,705
Net Change in Unrealized Appreciation (Depreciation) on Written Options	-	-	42,887	-

Net Realized and Unrealized Gain on Investments	830,726	1,049,093	1,023,947	1,504,290

Net Increase in Net Assets Resulting from Operations	$ 986,897	$ 1,122,405	$ 1,080,688	$ 1,496,394

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 156,171	$ 122,379
Net Realized Gain from Investments	518,907	1,848,230
Net Change in Unrealized Appreciation on Investments	311,819	1,117,422
Net Increase in Net Assets Resulting from Operations	986,897	3,088,031

Distributions to Shareholders from:
Earnings	(1,237,387)	(83,917)
Change in Net Assets from Distributions	(1,237,387)	(83,917)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	127,646	101,040
Shares Issued on Reinvestment of Dividends
Institutional Class	456,269	30,691
Cost of Shares Redeemed:
Institutional Class	(52,955)	(119,910)
Net Increase from Shareholder Activity	530,960	11,821

Net Assets:
Net Increase in Net Assets	280,470	3,015,935
Beginning of Year	17,248,680	14,232,745
End of Year	$ 17,529,150	$ 17,248,680

Share Transactions:
Shares Sold
Institutional Class	11,775	9,700
Reinvestment of Shares
Institutional Class	43,165	2,934
Shares Redeemed
Institutional Class	(4,980)	(11,591)
Net Increase in Shares	49,960	1,043

Ending Shares:	1,530,037	1,480,077

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 73,312	$ 39,739
Net Realized Gain from Investments	1,484,702	778,618
Net Change in Unrealized Appreciation (Depreciation) on Investments	(435,609)	933,938
Net Increase in Net Assets Resulting from Operations	1,122,405	1,752,295

Distributions to Shareholders from:
Earnings:
Institutional Class	(266,420)	(1,254,783)
Investor Class	(476,760)	(2,592,017)
Change in Net Assets from Distributions	(743,180)	(3,846,800)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	548,084	793,729
Investor Class	219,391	305,495
Shares Issued on Reinvestment of Dividends
Institutional Class	266,378	1,254,783
Investor Class	472,257	2,552,114
Cost of Shares Redeemed:
Institutional Class	(1,241,605)	(9,594,424)
Investor Class	(1,452,245)	(2,037,290)
Net Decrease from Shareholder Activity	(1,187,740)	(6,725,593)

Net Assets:
Net Decrease in Net Assets	(808,515)	(8,820,098)
Beginning of Year	16,574,752	25,394,850
End of Year	$ 15,766,237	$ 16,574,752

Share Transactions:
Shares Sold
Institutional Class	99,049	148,974
Investor Class	45,878	63,385
Reinvestment of Shares
Institutional Class	49,040	239,362
Investor Class	99,650	553,617
Shares Redeemed
Institutional Class	(231,684)	(1,685,279)
Investor Class	(298,375)	(419,109)
Net Decrease in Shares	(236,442)	(1,099,050)

Ending Shares:
Institutional Class	938,289	1,021,884

Investor Class	2,026,794	2,179,641

The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 56,741	$ 136,640
Net Realized Gain from Investments and Options	1,166,340	1,898,823
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(142,393)	297,137
Net Increase in Net Assets Resulting from Operations	1,080,688	2,332,600

Distributions to Shareholders from:
Earnings	(1,921,963)	(1,474,021)
Change in Net Assets from Distributions	(1,921,963)	(1,474,021)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	242,899	595,186
Shares Issued on Reinvestment of Dividends
Institutional Class	1,708,819	940,902
Cost of Shares Redeemed:
Institutional Class	(1,233,418)	(1,552,316)
Net Increase (Decrease) from Shareholder Activity	718,300	(16,228)

Net Assets:
Net Increase (Decrease) in Net Assets	(122,975)	842,351
Beginning of Year	13,840,201	12,997,850
End of Year	$ 13,717,226	$ 13,840,201

Share Transactions:
Shares Sold
Institutional Class	23,792	57,207
Reinvestment of Shares
Institutional Class	168,431	92,969
Shares Redeemed
Institutional Class	(122,762)	(151,770)
Net Increase (Decrease) in Shares	69,461	(1,594)

Ending Shares:	1,368,048	1,298,587

The accompanying notes are an integral part of these financial statements.

The Texas Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Loss	$ (7,896)	$ (9,138)
Net Realized Gain from Investments and Options	627,585	327,644
Net Change in Unrealized Appreciation on Investments and Options	876,705	1,730,029
Net Increase in Net Assets Resulting from Operations	1,496,394	2,048,535

Distributions to Shareholders from:
Earnings	(491,464)	(297,718)
Change in Net Assets from Distributions	(491,464)	(297,718)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,691,509	1,832,497
Shares Issued on Reinvestment of Dividends
Institutional Class	450,203	271,216
Cost of Shares Redeemed:
Institutional Class	(1,481,939)	(2,265,934)
Net Increase (Decrease) from Shareholder Activity	659,773	(162,221)

Net Assets:
Net Increase in Net Assets	1,664,703	1,588,596
Beginning of Year	13,601,454	12,012,858
End of Year	$ 15,266,157	$ 13,601,454

Share Transactions:
Shares Sold
Institutional Class	111,411	130,552
Reinvestment of Shares
Institutional Class	29,834	20,035
Shares Redeemed
Institutional Class	(102,495)	(169,180)
Net Increase (Decrease) in Shares	38,750	(18,593)

Ending Shares:	952,566	913,816

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Year	$ 11.65	$ 9.62	$ 10.04	$ 12.42	$ 10.23

Income (Loss) From Investment Operations:
Net Investment Income *	0.10	0.08	0.05	0.02	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.54	2.01	(0.02)	(0.78)	5.55
Total from Investment Operations	0.64	2.09	0.03	(0.76)	5.61

Distributions:
From Net Investment Income	(0.11)	(0.06)	(0.03)	(0.03)	(0.09)
From Net Realized Gain	(0.72)	-	(0.42)	(1.59)	(3.33)
Total from Distributions	(0.83)	(0.06)	(0.45)	(1.62)	(3.42)

Net Asset Value, at End of Year	$ 11.46	$ 11.65	$ 9.62	$ 10.04	$ 12.42

Total Return **	6.17%	21.76%	0.28%	(7.81)%	66.48%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 17,529	$ 17,249	$ 14,233	$ 15,203	$ 16,921
Ratio of Expenses to Average Net Assets	1.45%	1.46%	1.39%	1.40%	1.44%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.79%	0.50%	0.15%	0.52%
Portfolio Turnover	54%	31%	4%	47%	178%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for a Institutional Class share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Year	$ 5.64	$ 6.18	$ 6.02	$ 7.85	$ 5.86

Income (Loss) From Investment Operations:
Net Investment Income *	0.04	0.02	0.06	0.04	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.39	0.84	0.49	(0.23)	2.01
Total from Investment Operations	0.43	0.86	0.55	(0.19)	2.04

Distributions:
From Net Investment Income	(0.03)	(0.04)	(0.06)	(0.03)	(0.05)
From Net Realized Gain	(0.22)	(1.36)	(0.33)	(1.61)	-
Total from Distributions	(0.25)	(1.40)	(0.39)	(1.64)	(0.05)

Net Asset Value, at End of Year	$ 5.82	$ 5.64	$ 6.18	$ 6.02	$ 7.85

Total Return **	8.06%	15.68%	9.60%	(3.98)%	35.00%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,465	$ 5,768	$ 14,323	$ 17,446	$ 22,128
Ratio of Expenses to Average Net Assets	1.31%	1.31%	1.20%	1.19%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.43%	0.99%	0.65%	0.43%
Portfolio Turnover	69%	54%	80%	46%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for an Investor Class share outstanding throughout each year.

	Years Ended
Investor Class Shares	8/31/2025	8/31/2024		8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Year	$ 4.96	$ 5.59		$ 5.48	$ 7.30	$ 5.45

Income (Loss) From Investment Operations:
Net Investment Income *	0.01	-	***	0.03	0.01	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.34	0.75		0.44	(0.21)	1.87
Total from Investment Operations	0.35	0.75		0.47	(0.20)	1.87

Distributions:
From Net Investment Income	(0.01)	(0.02)		(0.03)	(0.01)	(0.02)
From Net Realized Gain	(0.22)	(1.36)		(0.33)	(1.61)	-
Total from Distributions	(0.23)	(1.38)		(0.36)	(1.62)	(0.02)

Net Asset Value, at End of Year	$ 5.08	$ 4.96		$ 5.59	$ 5.48	$ 7.30

Total Return **	7.43%	15.37%		9.00%	(4.44)%	34.31%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,301	$ 10,807		$ 11,072	$ 10,669	$ 12,558
Ratio of Expenses to Average Net Assets	1.81%	1.78%		1.70%	1.69%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	0.08%		0.50%	0.15%	(0.05)%
Portfolio Turnover	69%	54%		80%	46%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period/year.

			Period
	Years Ended		Ended
Institutional Class Shares	8/31/2025	8/31/2024	8/31/2023	(a)

Net Asset Value, at Beginning of Period/Year	$ 10.66	$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.04	0.11	0.08
Net Gain on Securities (Realized and Unrealized)	0.78	1.71	0.43
Total from Investment Operations	0.82	1.82	0.51

Distributions:
From Net Investment Income	(0.04)	(0.11)	(0.51)
From Net Realized Gain	(1.41)	(1.05)	-
Total from Distributions	(1.45)	(1.16)	(0.51)

Net Asset Value, at End of Period/Year	$ 10.03	$ 10.66	$ 10.00

Total Return **	8.41%	19.44%	5.21%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 13,717	$ 13,840	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.35%	1.36%	1.25%	(b)
Ratio of Net Investment Income to Average Net Assets ***	0.42%	1.05%	1.38%	(b)
Portfolio Turnover	171%	234%	124%	(c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.
(b) Annualized.
(c) Not Annualized.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2025		8/31/2024	8/31/2023	8/31/2022		8/31/2021

Net Asset Value, at Beginning of Year	$ 14.88		$ 12.88	$ 12.81	$ 13.81		$ 9.73

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.01)	0.01	-	***	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.68		2.35	0.44	(0.28)		4.13
Total from Investment Operations	1.67		2.34	0.45	(0.28)		4.08

Distributions:
From Net Investment Income	-	***	(0.01)	(0.02)	-		-
From Return of Capital	-		-	-	(0.15)		-
From Net Realized Gain	(0.52)		(0.33)	(0.36)	(0.57)		-
Total from Distributions	(0.52)		(0.34)	(0.38)	(0.72)		-

Net Asset Value, at End of Year	$ 16.03		$ 14.88	$ 12.88	$ 12.81		$ 13.81

Total Return **	11.44%		18.39%	3.71%	(2.37)%		41.93%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 15,266		$ 13,601	$ 12,013	$ 14,408		$ 13,974
Ratio of Expenses to Average Net Assets	1.69%		1.73%	1.66%	1.60%		1.67%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%		(0.07)%	0.10%	(0.03)%		(0.36)%
Portfolio Turnover	59%		52%	61%	56%		94%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds

Notes to Financial Statements

August 31, 2025

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Smart Diversification Fund, previously offered, was closed by the investment adviser, Park Place Capital Corporation, on November 24, 2023.

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of August 31, 2025:

Select Value Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 14,878,896	$ -	$ 14,878,896
Real Estate Investment Trusts	198,280	-	198,280
Money Market Fund	2,445,136	-	2,445,136
Totals	$ 17,522,312	$ -	$ 17,522,312

Opportunity Equity Fund		Level 2
	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 14,828,901	$ -	$ 14,828,901
Real Estate Investment Trusts	843,882	-	843,882
Money Market Fund	107,552	-	107,552
Totals	$ 15,780,335	$ -	$ 15,780,335

Enhanced Equity Income Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 11,778,858	$ -	$ 11,778,858
Exchange Traded Fund	322,525	-	322,525
Real Estate Investment Trusts	266,305		266,305
Money Market Fund	560,239	-	560,239
Totals	$ 12,927,927	$ -	$ 12,927,927

Written Call Options	$ (7,090)	$ -	$ (7,090)
Total	$ (7,090)	$ -	$ (7,090)

Texas Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 14,856,289	$ -	$ 14,856,289
Warrant	7,669	-	7,669
Money Market Fund	407,332	-	407,332
Totals	$ 15,271,290	$ -	$ 15,271,290

(a)	As of and during the year ended August 31, 2025, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 9 for additional risks associated with options transactions.

Cash that has been segregated or delivered to cover the Funds’ collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Schedules of Investments.

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At August 31, 2025, the Enhanced Equity Income Fund had written call options valued at $7,090, which are presented as Covered Call Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the year ended August 31, 2025 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from written options	$ 365,705

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized appreciation on written options	$ 42,887

Texas Fund	Call and put options purchased	Net realized loss from investments	$(167,859)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on investments	$ 34,321

For the year ended August 31, 2025, the Enhanced Equity Income Fund purchased no option contracts. For the year ended August 31, 2025, the Enhanced Equity Income Fund wrote 1,993 call contracts. For the year ended August 31, 2025, the Texas Fund purchased 3,000 call options and 1,340 put option contracts. For the year ended August 31, 2025 the Texas Fund wrote no option contracts. The number of purchased and written contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during years ended August 31, 2025 and 2024 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2025	2024	2025	2024
Select Value Fund	$ 175,006	$ 83,917	$1,062,381	$ -
Opportunity Equity Fund	55,088	758,976	688,092	3,087,824
Enhanced Equity Income Fund	1,921,963	1,474,021	-	-
Texas Fund	-	-	491,464	297,718

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the year ended August 31, 2025, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of August 31, 2025
Select Value Fund	$ 82,448	$ 7,229
Opportunity Equity Fund	39,257	3,043
Enhanced Equity Income Fund	40,191	3,417
Texas Fund	50,990	4,640

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the year ended August 31, 2025, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of August 31, 2025
Select Value Fund	$ 115,427	$ 10,121
Opportunity Equity Fund	175,761	13,722
Enhanced Equity Income Fund	103,780	8,814
Texas Fund	152,490	13,339

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $110,000 annually and a discretionary bonus of $4,000 to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the year ended August 31, 2025, the CCO received a total of $114,833.

4. SECURITIES TRANSACTIONS

During the year ended August 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 7,776,671	$ 8,003,391
Opportunity Equity Fund	10,739,361	12,496,611
Enhanced Equity Income Fund	19,752,862	19,299,067
Texas Fund	8,914,086	8,057,298

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2025, the Funds’ most recent fiscal year end, was as follows:

Tax character of distributable earnings (deficit)	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Unrealized Appreciation (Depreciation)	$ 306,406	$1,212,798	$(187,370)	$ 4,784,895
Undistributed Ordinary Income (Loss)	304,532	342,376	134,163	-
Undistributed Capital Gains (Losses)	236,800	1,160,482	-	393,747
Capital Loss Carryforward	-	-	-	-
Post-December Ordinary Loss	-	-	-	(6,887)
Post-October Capital Loss	-	-	-	-
Total Distributable Earnings/(Deficit)	$ 847,738	$2,715,656	$ (53,207)	$ 5,171,755

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to net operating losses resulted in reclassification for the Texas Fund for the fiscal year ended August 31, 2025 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Texas Fund	$ (1,009)	$ 1,009

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Texas Fund incurred and elected to defer $6,887 of such post-December losses.

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2025:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 17,215,906	$ 2,088,618	$(1,782,212)	$ 306,406
Opportunity Equity Fund	14,567,537	1,512,238	(299,440)	1,212,798
Enhanced Equity Income Fund	13,108,207	880,022	(1,067,392)	(187,370)
Texas Fund	10,486,395	4,890,677	(105,782)	4,784,895

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2025 the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2022.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2025, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of August 31, 2025
Select Value Fund	NFS, LLC	61%
Select Value Fund	Raymond James & Assoc., Inc.	34%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	37%
Enhanced Equity Income Fund	Fifth Third Bank	82%
Texas Fund	NFS, LLC	70%

7. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

9. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SUBSEQUENT EVENTS

On September 25, 2025, the Select Value Fund declared a dividend from net investment income of $34,472, which was payable on September 26, 2025. On September 25, 2025, the Enhanced Equity Income Fund declared a dividend from net investment income of $9,050 and a short-term capital gain distribution of $20,000, which were payable on September 26, 2025.

On May 7, 2025, the Trust, upon the recommendation of Parkway Advisors, L.P., the Fund’s investment subadvisor, and Park Place Capital Corporation, the Fund’s investment adviser, approved the change to the Select Value Fund’s principal investment strategy to be effective on or about October 28, 2025 (the “Effective Date”). The Fund will transition to the new principal investment strategy in an orderly manner. The Fund does not anticipate any material changes to the currently stated total annual fund operating expenses after the transition is completed.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Monteagle Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable) of Monteagle Funds comprising Monteagle Select Value Fund, Monteagle Opportunity Equity Fund, Monteagle Enhanced Equity Income Fund, and The Texas Fund (the “Funds”) as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Monteagle Select Value Fund, Monteagle Opportunity Equity Fund and The Texas Fund	For the year ended August 31, 2025	For the years ended August 31, 2025, and 2024	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
Monteagle Enhanced Equity Income Fund	For the year ended August 31, 2025	For the years ended August 31, 2025, and 2024	For the years ended August 31, 2025 and 2024, and for the period January 23, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 30, 2025

Monteagle Funds

Additional Information

August 31, 2025 (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the material filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time. There were no matters submitted to a vote of security holders during the reporting period.

ITEM 16. CONTROLS AND PROCEDURES.

a)	The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSTATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 3, 2025

By: /s/ Umberto Anastasi

    Umberto Anastasi

     Treasurer and Principal Financial Officer

Date: November 3, 2025